EliteDesigns® Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated May 20, 2009,
To Prospectus Dated May 1, 2009

Important Information about
PIMCO VIT StocksPLUS® Growth and Income Portfolio

This Supplement updates certain information in the Prospectus. Please read this Supplement carefully and retain it for future use.

The purpose of this Supplement is to advise you of the impending liquidation of the PIMCO VIT StocksPLUS Growth and Income Portfolio (referred to herein as "the Fund"), which underlies a Subaccount. The Fund will be liquidated on or about July 17, 2009. Effective as of July 17, 2009, the following PIMCO VIT StocksPLUS Growth and Income Subaccount (referred to herein as "the Subaccount") will no longer be available.

As a result of the liquidation of the Fund, if you have allocated Contract Value to the Subaccount, you may want to consider transferring your Contract Value to one of the other available Subaccounts prior to July 17, 2009. If no such transfer is made by close of business on July 17, 2009, your Contract Value allocated to the Subaccount will be reallocated to the Rydex VT U.S. Government Money Market Subaccount. In addition, if you have selected the Subaccount as part of a Dollar Cost Averaging, Asset Allocation or Rebalancing Program and you do not contact us to change your allocations, future transactions that would have been allocated to the Subaccount will be allocated to the Rydex VT U.S. Government Money Market Subaccount.

Effective June 19, 2009, no new Purchase Payments may be allocated to the Subaccount and transfers of existing Contract Value may not be made into the Subaccount. As noted above, this includes transfers pursuant to the Dollar Cost Averaging, Asset Allocation, or Rebalancing Programs.

Below is a summary of the Subaccounts available under the Contract. There can be no assurance that any of the Underlying Funds will achieve its objective. More detailed information is contained in the prospectuses of the Underlying Funds, including information on the risks associated with the investments and investment techniques.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
AIM V.I. Capital Appreciation Fund	Series I	Growth of capital	Invesco Aim Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1180
(Investment Adviser)

AIM Funds Management Inc., 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7
(Sub-adviser)

Invesco Global Asset Management (N.A.), Inc., One Midtown Plaza, 1360 Peachtree Street, NE, Suite 100, Atlanta, GA 30309
(Sub-adviser)

Invesco Institutional (N.A.), Inc., One Midtown Plaza, 1360 Peachtree Street, NE, Suite 100, Atlanta, GA 30309
(Sub-adviser)

Invesco Senior Secured Management, Inc., 1166 Avenue of the Americas, New York, NY 10036
(Sub-adviser)

Invesco Hong Kong Limited, 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong
(Sub-adviser)

Invesco Asset Management Limited, 30 Finsbury Square, London, EC2A 1AG, United Kingdom
(Sub-adviser)

Invesco Asset Management (Japan) Limited, 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan
(Sub-adviser)

Invesco Asset Management Deutschland GmbH, Bleichstrasse 60-62, Frankfurt, Germany 60313
(Sub-adviser)

Invesco Australia Limited, 333 Collins Street, Level 26, Melbourne Vic 3000, Australia
(Sub-adviser)
AIM V.I. International Growth Fund	Series II	Long-term growth of capital	Invesco Aim Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1183
(Investment Adviser)

AIM Funds Management Inc., 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7
(Sub-adviser)

Invesco Global Asset Management (N.A.), Inc., One Midtown Plaza, 1360 Peachtree Street, NE, Suite 100, Atlanta, GA 30309
(Sub-adviser)

Invesco Institutional (N.A.), Inc., One Midtown Plaza, 1360 Peachtree Street, NE, Suite 100, Atlanta, GA 30309
(Sub-adviser)

Invesco Senior Secured Management, Inc., 1166 Avenue of the Americas, New York, NY 10036
(Sub-adviser)

Invesco Hong Kong Limited, 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong
(Sub-adviser)

Invesco Asset Management Limited, 30 Finsbury Square, London, EC2A 1AG, United Kingdom
(Sub-adviser)

Invesco Asset Management (Japan) Limited, 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan
(Sub-adviser)

Invesco Asset Management Deutschland GmbH, Bleichstrasse 60-62, Frankfurt, Germany 60313
(Sub-adviser)

Invesco Australia Limited, 333 Collins Street, Level 26, Melbourne Vic 3000, Australia
(Sub-adviser)
AIM V.I. Mid Cap Core Equity Fund	Series II	Long-term growth of capital	Invesco Aim Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1184
(Investment Adviser)

AIM Funds Management Inc., 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7
(Sub-adviser)

Invesco Global Asset Management (N.A.), Inc., One Midtown Plaza, 1360 Peachtree Street, NE, Suite 100, Atlanta, GA 30309
(Sub-adviser)

Invesco Institutional (N.A.), Inc., One Midtown Plaza, 1360 Peachtree Street, NE, Suite 100, Atlanta, GA 30309
(Sub-adviser)

Invesco Senior Secured Management, Inc., 1166 Avenue of the Americas, New York, NY 10036
(Sub-adviser)

Invesco Hong Kong Limited, 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong
(Sub-adviser)

Invesco Asset Management Limited, 30 Finsbury Square, London, EC2A 1AG, United Kingdom
(Sub-adviser)

Invesco Asset Management (Japan) Limited, 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan
(Sub-adviser)

Invesco Asset Management Deutschland GmbH, Bleichstrasse 60-62, Frankfurt, Germany 60313
(Sub-adviser)

Invesco Australia Limited, 333 Collins Street, Level 26, Melbourne Vic 3000, Australia
(Sub-adviser)
Direxion Dynamic VP HY Bond Fund		To maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.	Rafferty Asset Management, LLC 500 Fifth Avenue, Suite 415 New York, NY 10110-0402
Dreyfus VIF International Value Portfolio	Service	Long-term capital growth	The Dreyfus Corporation 200 Park Avenue New York, NY 10166-0039
Federated Fund for U.S. Government Securities II		Current income	Federated Investment Management Company Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated High Income Bond Fund II	Service	High current income	Federated Investment Management Company Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Fidelity® VIP Contrafund®	Service Class 2	Long-term capital appreciation	Fidelity Management & Research Company
82 Devonshire Street
Boston, MA 02109-3605
(Investment Adviser)

FMR Co., Inc.; Fidelity Management Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; and Fidelity Investments Japan Limited (Sub-advisers)
Fidelity® VIP Growth Opportunities	Service Class 2	Capital growth	Fidelity Management & Research Company
82 Devonshire Street
Boston, MA 02109-3605
(Investment Adviser)

FMR Co., Inc.; Fidelity Management Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; and Fidelity Investments Japan Limited (Sub-advisers)
Fidelity® VIP Index 500	Service Class 2	Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500®	Fidelity Management & Research Company 82 Devonshire Street Boston, MA 02109-3605 (Investment Adviser) FMR Co., Inc. (Sub-adviser) Geode 53 State Street Boston, MA 02109 (Sub-adviser)
Fidelity® VIP Investment Grade Bond	Service Class 2	High level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company 82 Devonshire Street Boston, MA 02109-3605 (Investment Adviser) Fidelity Investments Money Management, Inc. One Spartan Way Merrimack, NH 03054 (Sub-adviser)
Franklin Small-Mid Cap Growth Securities Fund	Class 2	Long-term capital growth	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403-1906
Neuberger Berman AMT Guardian	Class I	Long-term growth of capital; current income is a secondary goal	Neuberger Berman Management LLC 605 Third Avenue, 2nd Floor New York, NY 10158-3698 (Investment Adviser) Neuberger Berman, LLC 605 Third Avenue New York, NY 10158-3698 (Sub-adviser)
Neuberger Berman AMT Partners	Class I	Growth of capital	Neuberger Berman Management LLC 605 Third Avenue, 2nd Floor New York, NY 10158-3698 (Investment Adviser) Neuberger Berman, LLC 605 Third Avenue New York, NY 10158-3698 (Sub-adviser)
Oppenheimer Main Street Small Cap Fund®/VA	Service	This Fund invests in a well-diversified mix of smaller company stocks for capital appreciation potential.	OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, NY 10281
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
PIMCO VIT High Yield	Advisor	Seeks maximum total return consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
PIMCO VIT Low Duration Portfolio	Administrative	Seeks maximum total return consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
PIMCO VIT Real Return Portfolio	Administrative	Maximum real return consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
PIMCO VIT Total Return Portfolio	Administrative	Maximum total return consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
RVT CLS AdvisorOne Amerigo Fund		Long-term growth of capital without regard to current income	Rydex Investments 9601 Blackwell Rd., Suite 500 Rockville, MD 20850-6478 (Investment Adviser) CLS Investment Firm, LLC 4020 South 147th Street Omaha, NE 68137-5401 (Sub-adviser)
RVT CLS AdvisorOne Berolina Fund		To provide growth of capital and total return	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478 (Investment Adviser) CLS Investment Firm, LLC 4020 South 147th St. Omaha, NE 68137 (Sub-adviser)
RVT CLS AdvisorOne Clermont Fund		Current income and growth of capital	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478 (Investment Adviser) CLS Investment Firm, LLC 4020 South 147th St. Omaha, NE 68137 (Sub-adviser)
Rydex VT All-Cap Opportunity Fund		Long-term capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Alternative Strategies Allocation Fund		Investment returns with a low correlation to the returns of traditional stocks and bonds	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Banking Fund		Capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Basic Materials Fund		Capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Biotechnology Fund		Capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Commodities Strategy Fund		Seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the GSCI® Total Return Index.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Consumer Products Fund		Capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Dow 2x Strategy Fund		Investment results that correlate to the performance of a specific benchmark	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Electronics Fund		Capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Energy Fund		Capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Energy Services Fund		Capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Essential Portfolio Aggressive Fund		The Essential Portfolio Aggressive Fund's objective is to primarily seek growth of capital.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Essential Portfolio Conservative Fund		The Essential Portfolio Conservative Fund's objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Essential Portfolio Moderate Fund		The Essential Portfolio Moderate Fund's objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Europe 1.25x Strategy Fund		Investment results that correlate to the performance of a specific benchmark	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Financial Services Fund		Capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Government Long Bond 1.2x Strategy Fund		Investment results that correspond to a benchmark for U.S. Government securities	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Health Care Fund		Capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Hedged Equity Fund		Seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT International Opportunity Fund		Long-term capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Internet Fund		Capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Inverse Dow 2x Strategy Fund		Investment results that will match the performance of a specific benchmark on a daily basis	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Inverse Government Long Bond Strategy Fund		Total return	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Inverse Mid-Cap Strategy Fund		Investment results that will match the performance of a specific benchmark	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Inverse NASDAQ-100® Strategy Fund		Investment results that will match the performance of a specific benchmark	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Inverse Russell 2000® Strategy Fund		Investment results that will match the performance of a specific benchmark	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Inverse S&P 500 Strategy Fund		Investment results that will inversely correlate to the performance of the S&P 500 Index™	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Japan 2x Strategy Fund		Investment results that correlate to the performance of a specific benchmark	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Leisure Fund		Capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Managed Futures Strategy		Seeks to provide investment results that match the results of the Standard & Poor's Diversified Trends Indicator®	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Mid-Cap 1.5x Strategy Fund		Investment results that will match the performance of a benchmark for mid-cap securities	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Multi-Cap Core Equity Fund		Long-term capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Multi-Hedge Strategies Fund		Seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT NASDAQ-100® Fund		Investment results that will match the performance of a specific benchmark for over-the-counter securities	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT NASDAQ-100® 2x Strategy Fund		Investment results that will match the performance of a specific benchmark on a daily basis	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Nova Fund		Investment results that will match the performance of a specific benchmark on a daily basis	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Precious Metals Fund		Capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Real Estate Fund		Capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Retailing Fund		Capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Russell 2000® 1.5x Strategy Fund		Investment results that will match the performance of a benchmark for small-cap securities	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Russell 2000® 2x Strategy Fund		To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000 Index® (the "underlying index").	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT S&P 500 2x Strategy Fund		Investment results that will match the performance of a specific benchmark on a daily basis	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT S&P 500 Pure Growth Fund		Investment results that will match the performance of a benchmark for large cap growth securities	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT S&P 500 Pure Value Fund		Investment results that will match the performance of a benchmark for large cap value securities	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT S&P MidCap 400 Pure Growth Fund		Investment results that will match the performance of a benchmark for mid-cap growth securities	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT S&P MidCap 400 Pure Value Fund		Investment results that will match the performance of a benchmark for mid-cap value securities	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT S&P SmallCap 600 Pure Growth		Investment results that will match the performance of a benchmark for small-cap growth securities	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT S&P SmallCap 600 Pure Value Fund		Investment results that will match the performance of a benchmark for small-cap value securities	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Strengthening Dollar 2x Strategy Fund		Investment results that will match the performance of a specific benchmark on a daily basis	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Technology Fund		Capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Telecommunications Fund		Capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Transportation Fund		Capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT U.S. Government Money Market Fund		Security of principal, high current income, and liquidity	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Utilities Fund		Capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Weakening Dollar 2x Strategy Fund		Investment results that will match the inverse performance of a specific benchmark on a daily basis	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
SBL All Cap Value Fund		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Global Fund		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser) Security Global Investors, LLC 801 Montgomery St., 2nd Floor San Francisco, CA 94113-5164 (Sub-Adviser)
SBL Large Cap Value Fund		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Mid Cap Growth Fund		Capital Appreciation	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Mid Cap Value Fund		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Small Cap Value Fund		Capital growth	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
Templeton Developing Markets Securities	Class 2	Long-term capital appreciation	Templeton Asset Management LTD. 7 Temasek Boulevard, #38-03 Suntec Tower 1, Singapore 038987
Templeton Foreign Securities	Class 2	Long-term capital growth	Templeton Investment Counsel, LLC
500 East Broward Blvd., Suite 2100
Ft. Lauderdale, FL 33394
(Investment Adviser)

Franklin Templeton Investment
    Management Limited
The Adelphi Building
1-11 John Adam Street
London WC2N 6HT
(Sub-adviser)
Van Kampen LIT Government Portfolio	Class II	High current return consistent with preservation of capital	Van Kampen Asset Management 522 Fifth Avenue New York, NY 10036
Wells Fargo Advantage VT Opportunity Fund	Long-term capital appreciation	Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105
(Investment Adviser)

Wells Capital Management Incorporated
525 Market Street, 10th Floor
San Francisco, CA 94105
(Sub-adviser)

Please Retain This Supplement For Future Reference